Share-Based Compensation	12 Months Ended
Dec. 31, 2024
Share-Based Compensation
Share-Based Compensation

21. Share-based Compensation

Share incentive plan

As of December 31, 2024, the Company had share incentive plans which were adopted in May 2014 and May 2015 and furtherly replaced by a share incentive plan adopted in October 2022 (“2022 Share Incentive Plan”), pursuant to which, various types of awards such as options, restricted shares, restricted share units, share payments and share appreciation rights are available to be granted.

Share options

A summary of option activities during the year ended December 31, 2024 is presented below:

			Weighted		Weighted
		Weighted	Average	Aggregate	Average
		Average	Remaining	Intrinsic	Grant-Date
	Number of	Exercise	Contractual	Value of	Fair
	Options	Price	Term	Options	Value
		RMB		RMB	USD
Outstanding, as of January 1, 2024	1,876,826	0.5	0.7	11,543	2.15
Forfeited	—	—	—	—
Exercised	(1,770,026)	—	—	—	2.18
Outstanding, as of December 31, 2024	106,800	7.4	0.2	232	1.66
Vested as of December 31, 2024	106,800	7.4	0.2	232	1.66
Exercisable as of December 31, 2024	106,800	7.4	0.2	232	1.66

No share options were granted during the years ended December 31, 2022, 2023 and 2024. As of December 31, 2024.

The aggregate intrinsic value of options exercised during the year ended December 31, 2024 was RMB12,303.

Restricted share units

Under 2022 Share Incentive Plan, the Group granted 3,880,413 restricted share units to certain employees and senior management in 2024, which vest over a period from 3 months to 4 years. A summary of the restricted share units activities under the 2022 Share Incentive Plan during the year ended December 31, 2024 is presented below:

	Number of
	restricted share	Weighted-average
	units	Grant-Date Fair Value
		RMB
Outstanding and unvested, as of December 31, 2023	6,625,960	20.32

Granted	3,880,413	5.36
Vested	(5,996,679)	13.05
Forfeited	(1,237,492)	13.19
Outstanding and unvested, as of December 31, 2024	3,272,202	15.12

The fair value of restricted share units granted was determined based on the fair value of the Company’s ordinary shares on the grant date.

As of December 31, 2024, there was RMB40,475 unrecognized compensation costs, net of estimated forfeitures, related to unvested restricted share units, which is expected to be recognized over a weighted-average period of 1.59 years.

The Group recorded compensation expenses of RMB142,381, RMB103,449 and RMB81,601 for both share options and restricted share units for the years ended December 31, 2022, 2023 and 2024, respectively, which were classified in the accompanying consolidated statements of operations as follows:

	For Year Ended December 31,
	2022	2023	2024
	RMB	RMB	RMB
Fulfillment	13,730	6,443	4,885
Sales and marketing	57,548	33,955	19,943
Technology and content	22,512	12,184	11,290
General and administrative	48,591	50,867	45,483

	142,381	103,449	81,601